Registration No. 002-35570

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 121
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 121
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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 247-5419
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Laura B. Latham
The Principal Financial Group
Des Moines, Iowa 50392

(Name and address of agent for service)
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Approximate Date of Proposed Public Offering: Immediately
It is proposed that this filing will become effective (check appropriate box)

x	immediately upon filing pursuant to paragraph (b)
on (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)
on (date) pursuant to paragraph (a)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Class 1 and Class 2 shares.
EXPLANATORY NOTE
This filing relates to the Registrant’s prospectus dated May 1, 2020, the annual update for which was filed as post‑effective amendment number 120 (as filed on April 24, 2020, SEC Accession No. 0000012601-20-000100), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 20th day of May 2020.

Principal Variable Contracts Funds, Inc.
(Registrant)
/s/ K. Bhatia _____________________________________ K. Bhatia President and Chief Executive Officer

Attest: /s/ B. C. Wilson ______________________________________ B. C. Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ K. Bhatia __________________________ K. Bhatia	President and Chief Executive Officer (Principal Executive Officer)	May 20, 2020

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	May 20, 2020

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	May 20, 2020

(E. Ballantine)* __________________________ E. Ballantine	Director	May 20, 2020

(L. T. Barnes)* __________________________ L. T. Barnes	Director	May 20, 2020

(C. Damos)* __________________________ C. Damos	Director	May 20, 2020

(T. M. Dunbar)* __________________________ T. M. Dunbar	Director	May 20, 2020

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	May 20, 2020

(P. G. Halter)* __________________________ P. G. Halter	Director	May 20, 2020

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	May 20, 2020

(T. Huang)* __________________________ T. Huang	Director	May 20, 2020

(K. McMillan)* __________________________ K. McMillan	Director	May 20, 2020

(E. A. Nickels)* __________________________ E. A. Nickels	Director	May 20, 2020

(M. M. VanDeWeghe)* __________________________ M. M. VanDeWeghe	Director	May 20, 2020

	/s/ A. U. Shaikh __________________________ A. U. Shaikh, Assistant Counsel	May 20, 2020
* Pursuant to Power of Attorney dated 03/18/2020 appointing A. U. Shaikh - Filed as Ex-99(j)(3) on 04/24/2020 (0000012601-20-000100).

Exhibit No.    Exhibits
Ex-101.INS    XBRL Instance Document
Ex-101.SCH    XBRL Taxonomy Extension Schema Document
Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document
Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document
Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document
Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document